Annual Total Returns[BarChart] - DWS RREEF Global Real Estate Securities Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.85%)	28.68%	2.92%	15.57%	0.17%	3.04%	11.33%	(4.39%)	24.51%	(4.44%)